Share capital - Common Shares (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares	194,188	9,179
Amount
Balance at beginning of period	$ 268,194
Exercise of stock options	700	$ 88
Issuance of common shares under employee share purchase plan	524	636
Release of restricted share units	0	0
Issuance of common shares related to contingent consideration	1,625	$ 700
Purchase of common shares held for cancellation under normal course issuer bid	(51,245)
Balance at end of period	$ 261,643
Share capital
Number of shares
Balance at beginning of period (in shares) | shares	32,913,955	32,857,422
Exercise of stock options (in shares) | shares	194,188	9,179
Issuance of common shares under employee share purchase plan (in shares) | shares	16,685	20,814
Release of restricted share units (in shares) | shares	19,744	2,800
Issuance of common shares related to contingent consideration (in shares) | shares	50,550	15,364
Purchase of common shares held for cancellation under normal course issuer bid (in shares) | shares	1,333,361
Balance at end of period (in shares) | shares	31,861,761	32,905,579
Amount
Balance at beginning of period	$ 268,194
Exercise of stock options	1,018	$ 151
Issuance of common shares under employee share purchase plan	614	762
Release of restricted share units	851	194
Issuance of common shares related to contingent consideration	1,625	$ 700
Purchase of common shares held for cancellation under normal course issuer bid	(10,659)
Balance at end of period	$ 261,643